Information Concerning the Group's Consolidated Operations - Summary of Reconciliation of Plant Segment Result of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
External revenues and other income	$ 21,432	$ 33,715	$ 56,444	$ 62,565
Research and development expenses	(76,567)	(79,227)	(78,458)
Selling, general and administrative expenses	(47,248)	(44,750)	(43,413)
Royalties and other operating income and expenses	31	232	(99)
Operating income (loss) before tax	(88,333)	(103,683)	(67,255)
Financial gain (loss)	16,758	(11,032)	46	8,378
Net income (loss)	(88,333)	(103,683)	(67,255)	$ (22,606)
Cellectis Consolidated Financial Statements Reportable Segments Note (IFRS) [member]
Disclosure of operating segments [line items]
External revenues and other income	414	747	585
Research and development expenses	(8,638)	(6,057)	(4,112)
Selling, general and administrative expenses	(21,067)	(13,143)	(4,809)
Royalties and other operating income and expenses	(645)	(384)	(474)
Total operating expenses	(30,350)	(19,584)	(9,395)
Operating income (loss) before tax	(29,937)	(18,837)	(8,810)
Financial gain (loss)	1,420		87
Net income (loss)	(28,517)	(18,837)	(8,722)
Intersegment Transactions [member]
Disclosure of operating segments [line items]
External revenues and other income		167	131
Selling, general and administrative expenses	(3,090)	(2,501)	(3,443)
Royalties and other operating income and expenses	(71)	(114)	(155)
Total operating expenses	(3,161)	(2,615)	(3,598)
Operating income (loss) before tax	(3,161)	(2,448)	(3,468)
Financial gain (loss)	51	(1)	(64)
Net income (loss)	(3,110)	(2,449)	(3,532)
Reclassifications [member]
Disclosure of operating segments [line items]
External revenues and other income	(177)	(405)	(317)
Research and development expenses	(1,783)	(563)	(1,058)
Selling, general and administrative expenses	1,245	436	945
Royalties and other operating income and expenses	716	504	430
Total operating expenses	177	378	317
Operating income (loss) before tax		(27)
Financial gain (loss)		27
Other [member]
Disclosure of operating segments [line items]
External revenues and other income		(1)
Research and development expenses		16	(17)
Selling, general and administrative expenses	657	157	37
Royalties and other operating income and expenses		(7)	(1)
Total operating expenses	657	166	19
Operating income (loss) before tax	657	165	19
Financial gain (loss)	(1,244)	(218)	(1)
Net income (loss)	(587)	(53)	18
Non Cash Stock-based Compensation Booked in IFRS [member]
Disclosure of operating segments [line items]
Research and development expenses	1,205	1,134	477
Selling, general and administrative expenses	7,506	6,316	621
Total operating expenses	8,711	7,450	1,098
Operating income (loss) before tax	8,711	7,450	1,098
Net income (loss)	8,711	7,450	1,098
Non Cash Stock-based Compensation in US GAAP [member]
Disclosure of operating segments [line items]
Research and development expenses	(630)	(6,086)	(928)
Selling, general and administrative expenses	(3,756)	(6,006)	(20)
Total operating expenses	(4,386)	(12,092)	(948)
Operating income (loss) before tax	(4,386)	(12,092)	(948)
Net income (loss)	(4,386)	(12,092)	(948)
Calyxt Stand Alone Financial Statements (US GAAP) [member]
Disclosure of operating segments [line items]
External revenues and other income	236	508	399
Research and development expenses	(9,846)	(11,556)	(5,638)
Selling, general and administrative expenses	(18,505)	(14,741)	(6,670)
Royalties and other operating income and expenses			(200)
Total operating expenses	(28,351)	(26,297)	(12,508)
Operating income (loss) before tax	(28,115)	(25,789)	(12,109)
Financial gain (loss)	218	(191)	23
Net income (loss)	$ (27,897)	$ (25,980)	$ (12,086)